Loans and allowance for credit losses	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Loans and allowance for credit losses

Note 5 Loans and allowance for credit losses
Allowance for credit losses

	For the three months ended
	January 31, 2026					January 31, 2025
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$794	$77	$(3)	$(23)	$845	$572	$73	$(2)	$(7)	$636
Personal	1,639	229	(201)	(8)	1,659	1,482	247	(189)	(6)	1,534
Credit cards	1,356	230	(236)	(2)	1,348	1,233	223	(193)	1	1,264
Small business	351	43	(27)	(5)	362	272	46	(24)	(5)	289
Wholesale	3,319	517	(167)	(131)	3,538	2,793	464	(79)	32	3,210
	$7,459	$1,096	$(634)	$(169)	$7,752	$6,352	$1,053	$(487)	$15	$6,933
Presented as:
Allowance for loan losses	$7,093				$7,401	$6,037				$6,600
Other liabilities – Provisions	365				350	311				328
Other components of equity	1				1	4				5
The following table reconciles the opening and closing allowance for each major product of loans and commitments as determined by our modelled, scenario-weighted allowance and the application of expert credit judgment as applicable. Reconciling items include the following:
•	Model changes, as applicable, which generally comprise the impact of significant changes to the quantitative models used to estimate expected credit losses and any staging impacts that may arise.
•	Transfers between stages, which are presumed to occur before any corresponding remeasurements of the allowance.
•	Originations, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments and additional draws on existing facilities; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time in Stage 1 and Stage 2.

Allowance for credit
losses
– Retail and wholesale loans

	For the three months ended
	January 31, 2026				January 31, 2025
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$276	$204	$314	$794	$215	$126	$231	$572
Provision for credit losses
Transfers to stage 1	44	(42)	(2)	–	25	(25)	–	–
Transfers to stage 2	(12)	13	(1)	–	(4)	6	(2)	–
Transfers to stage 3	(3)	(13)	16	–	(1)	(14)	15	–
Originations	27	–	–	27	23	–	–	23
Maturities	(8)	(9)	–	(17)	(5)	(6)	–	(11)
Changes in risk, parameters and exposures	(51)	63	55	67	(37)	69	29	61
Write-offs	–	–	(6)	(6)	–	–	(4)	(4)
Recoveries	–	–	3	3	–	–	2	2
Exchange rate and other	(1)	(1)	(21)	(23)	2	2	(11)	(7)
Balance at end of period	$272	$215	$358	$845	$218	$158	$260	$636

Personal
Balance at beginning of period	$291	$1,115	$233	$1,639	$305	$966	$211	$1,482
Provision for credit losses
Transfers to stage 1	152	(152)	–	–	144	(144)	–	–
Transfers to stage 2	(21)	21	–	–	(21)	24	(3)	–
Transfers to stage 3	(1)	(41)	42	–	(1)	(39)	40	–
Originations	24	–	–	24	28	–	–	28
Maturities	(12)	(65)	(1)	(78)	(13)	(53)	–	(66)
Changes in risk, parameters and exposures	(149)	257	175	283	(136)	254	167	285
Write-offs	–	–	(243)	(243)	–	–	(223)	(223)
Recoveries	–	–	42	42	–	–	34	34
Exchange rate and other	(1)	(1)	(6)	(8)	(1)	1	(6)	(6)
Balance at end of period	$283	$1,134	$242	$1,659	$305	$1,009	$220	$1,534

Credit cards
Balance at beginning of period	$217	$1,139	$–	$1,356	$207	$1,026	$–	$1,233
Provision for credit losses
Transfers to stage 1	169	(169)	–	–	155	(155)	–	–
Transfers to stage 2	(27)	27	–	–	(28)	28	–	–
Transfers to stage 3	–	(164)	164	–	(1)	(137)	138	–
Originations	2	–	–	2	2	–	–	2
Maturities	(1)	(14)	–	(15)	(1)	(12)	–	(13)
Changes in risk, parameters and exposures	(149)	320	72	243	(128)	307	55	234
Write-offs	–	–	(283)	(283)	–	–	(234)	(234)
Recoveries	–	–	47	47	–	–	41	41
Exchange rate and other	(1)	(1)	–	(2)	–	1	–	1
Balance at end of period	$210	$1,138	$–	$1,348	$206	$1,058	$–	$1,264

Small business
Balance at beginning of period	$95	$117	$139	$351	$80	$86	$106	$272
Provision for credit losses
Transfers to stage 1	15	(15)	–	–	13	(13)	–	–
Transfers to stage 2	(5)	5	–	–	(4)	4	–	–
Transfers to stage 3	–	(5)	5	–	–	(3)	3	–
Originations	11	–	–	11	9	–	–	9
Maturities	(5)	(19)	–	(24)	(6)	(5)	–	(11)
Changes in risk, parameters and exposures	(12)	29	39	56	(13)	18	43	48
Write-offs	–	–	(34)	(34)	–	–	(29)	(29)
Recoveries	–	–	7	7	–	–	5	5
Exchange rate and other	2	1	(8)	(5)	1	–	(6)	(5)
Balance at end of period	$101	$113	$148	$362	$80	$87	$122	$289

Wholesale
Balance at beginning of period	$896	$1,123	$1,300	$3,319	$787	$1,038	$968	$2,793
Provision for credit losses
Transfers to stage 1	69	(69)	–	–	55	(55)	–	–
Transfers to stage 2	(22)	22	–	–	(21)	30	(9)	–
Transfers to stage 3	(2)	(80)	82	–	(2)	(135)	137	–
Originations	159	–	–	159	236	–	–	236
Maturities	(121)	(117)	–	(238)	(186)	(100)	–	(286)
Changes in risk, parameters and exposures	(78)	252	422	596	(48)	190	372	514
Write-offs	–	–	(187)	(187)	–	–	(91)	(91)
Recoveries	–	–	20	20	–	–	12	12
Exchange rate and other	(11)	(16)	(104)	(131)	14	24	(6)	32
Balance at end of period	$890	$1,115	$1,533	$3,538	$835	$992	$1,383	$3,210

Key inputs and assumptions
The following provides an update on the key inputs and assumptions used in the measurement of expected credit losses. For further details, refer to Note 2 and Note 5 of our audited 2025 Annual Consolidated Financial Statements.
Our base scenario reflects economic growth in both Canada and the U.S., with gradually declining unemployment rates through calendar 2026 in Canada and rising unemployment rates in Q1 2026 followed by declines to equilibrium in calendar Q4 2026 in the U.S. The central bank policy rates in Canada and the U.S. are expected to remain unchanged through calendar 2026, followed by rate increases in Canada and rate cuts in the U.S. starting in calendar Q1 2027.
Our downside scenarios include two additional and more severe downside scenarios designed for trade disruptions and the real estate sector. Our downside scenarios reflect the possibility of moderate and escalating macroeconomic shocks beginning in calendar Q2 2026 relative to our base scenario. In these scenarios, conditions are expected to deteriorate from calendar Q1 2026 levels for up to 18 months, followed by a recovery for the remainder of the period. These scenarios assume monetary policy responses that return the economy to a long-run,
sustainable growth rate within the forecast period.
Our upside scenario reflects slightly stronger economic growth than the base scenario, without prompting a further offsetting monetary policy response as compared to our base scenario, followed by a return to a long-run
sustainable growth rate within the forecast period.
The following provides additional detail about our calendar quarter forecasts for certain key macroeconomic variables used in the models to estimate the allowance for credit losses:

•
Unemployment rates
–
In our base forecast, we expect the Canadian unemployment rate to remain unchanged at
6.7%
in calendar Q1 2026 then decline over the short term, before returning to its long run equilibrium towards the latter end of the horizon. The U.S. unemployment rate is expected to peak at
4.6%
in calendar Q1 2026, then return to its long run equilibrium level in calendar Q4 2026.

•
Gross Domestic Product (GDP
)
–
In our base forecast, we expect both Canadian and U.S. GDP to continuously grow in calendar Q1 2026 and thereafter. GDP in calendar Q4 2026 is expected to be
1.6%
above Q4 2025 levels in Canada and 1.7% above Q4 2025 levels in the U.S.

•
Canadian housing price index
– In our base forecast, we expect housing prices to increase by 0.8% over the next 12 months from calendar Q1 2026, with a compound annual growth rate of 3.5% for the following 2 to 5 years. The range of annual housing price growth (contraction) in our alternative real estate downside and upside scenarios is (29.1)% to 10.9% over the next 12 months and 4.2% to 9.6% for the following 2 to 5 years. As at October 31, 2025, our base forecast included housing price growth of 0.3% from calendar Q4 2025 for the next 12 months and housing price growth of 3.4% for the following 2 to 5 years.

Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9
Financial Instruments
. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2025 Annual Report.

	As at
	January 31, 2026				October 31, 2025
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$384,075	$22,003	$–	$406,078	$386,060	$16,495	$–	$402,555
Medium risk	19,893	2,636	–	22,529	20,622	2,571	–	23,193
High risk	2,164	6,604	–	8,768	2,131	6,532	–	8,663
Not rated (2)	53,837	1,909	–	55,746	54,253	1,940	–	56,193
Impaired	–	–	1,971	1,971	–	–	1,681	1,681
	459,969	33,152	1,971	495,092	463,066	27,538	1,681	492,285
Items not subject to impairment (3)				1,437				1,128
Total				$496,529				$493,413

Loans outstanding – Personal
Low risk	$87,254	$2,860	$–	$90,114	$87,536	$2,712	$–	$90,248
Medium risk	3,875	3,655	–	7,530	4,035	3,768	–	7,803
High risk	519	2,559	–	3,078	601	2,583	–	3,184
Not rated (2)	13,091	1,215	–	14,306	12,493	1,180	–	13,673
Impaired	–	–	461	461	–	–	437	437
Total	$104,739	$10,289	$461	$115,489	$104,665	$10,243	$437	$115,345

Loans outstanding – Credit cards
Low risk	$18,204	$148	$–	$18,352	$18,279	$161	$–	$18,440
Medium risk	2,105	2,162	–	4,267	2,123	2,291	–	4,414
High risk	65	2,353	–	2,418	70	2,423	–	2,493
Not rated (2)	1,173	279	–	1,452	1,133	309	–	1,442
Total	$21,547	$4,942	$–	$26,489	$21,605	$5,184	$–	$26,789

Loans outstanding – Small business
Low risk	$10,953	$560	$–	$11,513	$10,628	$595	$–	$11,223
Medium risk	2,411	920	–	3,331	2,550	924	–	3,474
High risk	273	1,368	–	1,641	259	1,422	–	1,681
Not rated (2)	7	–	–	7	8	–	–	8
Impaired	–	–	435	435	–	–	411	411
Total	$13,644	$2,848	$435	$16,927	$13,445	$2,941	$411	$16,797

Undrawn loan commitments – Retail
Low risk	$278,149	$4,531	$–	$282,680	$293,300	$3,700	$–	$297,000
Medium risk	13,458	394	–	13,852	12,451	427	–	12,878
High risk	870	694	–	1,564	805	758	–	1,563
Not rated (2)	12,536	253	–	12,789	13,964	274	–	14,238
Total	$305,013	$5,872	$–	$310,885	$320,520	$5,159	$–	$325,679

Wholesale – Loans outstanding
Investment grade	$140,200	$2,238	$–	$142,438	$130,322	$2,117	$–	$132,439
Non-investment grade	207,146	25,121	–	232,267	207,239	26,399	–	233,638
Not rated (2)	14,671	547	–	15,218	14,714	503	–	15,217
Impaired	–	–	6,300	6,300	–	–	6,153	6,153
	362,017	27,906	6,300	396,223	352,275	29,019	6,153	387,447
Items not subject to impairment (3)				10,625				9,724
Total				$406,848				$397,171

Undrawn loan commitments – Wholesale
Investment grade	$387,643	$1,215	$–	$388,858	$393,167	$1,593	$–	$394,760
Non-investment grade	179,993	15,323	–	195,316	182,223	16,158	–	198,381
Not rated (2)	1,335	20	–	1,355	1,407	21	–	1,428
Total	$568,971	$16,558	$–	$585,529	$576,797	$17,772	$–	$594,569

(1)	Includes $189 million of purchased or originated credit-impaired loans (October 31, 2025 – $195 million).
(2)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(3)	Items not subject to impairment are loans held at FVTPL.

Loans past due but not impaired
(1), (2)

	As at
	January 31, 2026			October 31, 2025
(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$2,487	$338	$2,825	$2,634	$323	$2,957
Wholesale	1,168	196	1,364	1,143	7	1,150
	$3,655	$534	$4,189	$3,777	$330	$4,107

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)	Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.